Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories:	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2014	2015
Lubricants	$6,853	$7,438
Bunkers	7,515	6,809
Total	$14,368	$14,247